Class a Common Stock Subject to Possible Redemption (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Ambulnz, Inc. [Member]
Class a Common Stock Subject to Possible Redemption (Details) [Line Items]
Stock options granted contractual term				10 years		10 years
Employee options vested (in Shares)				5,206
Weighted average fair value per share (in Dollars per share)				$ 1,524		$ 275
Unvested stock option awards granted		$ 2,108,938		$ 2,108,938		$ 1,947,767
Weighted-average period				2 years 4 months 24 days			2 years 10 days
employee options (in Shares)						3,855
Aggregate Intrinsic Value						$ 275.15	$ 290.93
Stock Option Awards Granted							$ 1,596,062
Operating Expenses		$ 84,319,770	$ 29,495,872	$ 197,490,363	$ 73,169,877	108,848,341		$ 69,061,846
Ambulnz, Inc. [Member] | Stock Option [Member]
Class a Common Stock Subject to Possible Redemption (Details) [Line Items]
Operating Expenses						$ 687,072		$ 457,467
Minimum [Member] | Ambulnz, Inc. [Member]
Class a Common Stock Subject to Possible Redemption (Details) [Line Items]
Services over periods ranging term	3 years
Maximum [Member] | Ambulnz, Inc. [Member]
Class a Common Stock Subject to Possible Redemption (Details) [Line Items]
Services over periods ranging term	5 years
Class A Common Stock [Member]
Class a Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock subject to possible redmeption (in Shares)						11,500,000
Class B Common Stock [Member] | Ambulnz, Inc. [Member]
Class a Common Stock Subject to Possible Redemption (Details) [Line Items]
Reserved shares (in Shares)	10,400					10,400